NOTE 3 - ACCOUNTS RECEIVABLE AND MANAGEMENT AND OTHER FEES RECEIVABLE (Tables)	3 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Accounts Receivables, Net Allowances For Doubtful Accounts
	Gross Receivable	Allowance for doubtful accounts	Net
Receivables from equipment sales and service contracts	$6,763	$1,853	$4,910
Receivables from equipment sales and service contracts - related party	$90	—	$90
Management and other fees receivables	$11,915	$7,633	$4,282
Management and other fees receivables from related medical practices ("PC’s")	$2,112	$403	$1,709